Financial risk management and fair value estimates (Details 5)		Jun. 30, 2020	Jun. 30, 2019
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	49.57%	40.80%
Debt ratio	[2]	44.42%	47.54%
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	82.63%	82.63%
Debt ratio	[2]	244.57%	149.40%
Agricultural Business [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[3]	63.03%	57.02%
Debt ratio	[4]	251.91%	218.38%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).
[3]	Calculated as total debt over total capital (including equity plus total debt).
[4]	Calculated as total debt over total properties at fair value (including trading properties, properties, plant and equipment, investment properties, farmland rights to receive units under barter agreements).